Vessels, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 7 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	1,996,820	(98,739)	1,898,081
Disposals	(90,933)	4,284	(86,649)
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	1,202,206	(163,941)	1,038,265
Disposals	(130,683)	17,177	(113,506)
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	432,773	(199,135)	233,638
Disposals	(301,462)	25,166	(276,296)
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671

The above balances as of December 31, 2023 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$3,757,903	$(505,943)	$3,251,960
Additions/ (Depreciation)	241,956	(174,476)	67,480
Disposals	(217,827)	23,888	(193,939)
Balance December 31, 2023	$3,782,032	$(656,531)	$3,125,501

Right-of-use assets under finance Lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$534,247	$(8,878)	$525,369
Additions/ (Depreciation)	190,817	(24,659)	166,158
Transfers to owned vessels	(83,635)	1,278	(82,357)
Balance December 31, 2023	$641,429	$(32,259)	$609,170

Right-of-use assets under finance leases are calculated at an amount equal to the finance liability, increased with the allocated excess value, the initial direct costs and adjusted for the carrying amount of the straight-line effect of liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. Following the declaration of the Company’s option to extend the charter period of one Kamsarmax vessel for one year commencing in May 2023, the corresponding right-of-use asset under finance lease was increased by $1,620, upon remeasurement of the finance lease liability, to $46,407 (see Note 11 – Borrowings).

During the years ended December 31, 2023, 2022 and 2021, the Company capitalized certain extraordinary fees and costs related to vessels' regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements that amounted to $58,766, $18,901 and $11,408, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows (see Note 17 – Transactions with related parties and affiliates).

Acquisition of Vessels

2023

On November 9, 2023, Navios Partners took delivery of the Sparrow, a 2023-built 5,300 TEU containership, from an unrelated third party, for an acquisition cost of $66,733.

In August 2023, Navios Partners agreed to acquire from an unrelated third party the Navios Horizon I, a 2019-built Kamsarmax vessel of 81,692 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,561, being an amount equal to the finance lease liability (see Note 11 – Borrowings). On October 16, 2023, Navios Partners acquired from an unrelated third party, the Navios Horizon I, for an acquisition cost of $28,127, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $27,555.

On June 21, 2023, Navios Partners took delivery of the Navios Amethyst, a 2023-built Capesize vessel of 182,212 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $64,600, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 11 - Borrowings), increased by the amount of $2,574, which was prepaid before the lease commencement.

On April 27, 2023, Navios Partners took delivery of the Navios Sakura, a 2023-built Capesize vessel of 182,169 dwt , from an unrelated third party by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $50,890, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 11- Borrowings), increased by the amount of $2,579, which was prepaid before the lease commencement.

 On March 29, 2023, Navios Partners took delivery of the Navios Altair, a 2023-built Capesize vessel of 182,115 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement, as a finance lease, and recognized a right-of-use asset at $46,146 being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 11– Borrowings), increased by the amount of $3,028, which was prepaid before the lease commencement.

On March 6, 2023, Navios Partners paid an amount of $42,879 (including $1,600 related to the scrubber system installation) and acquired from an unrelated third party, the Navios Felix, a 2016-built scrubber-fitted Capesize vessel of 181,221 dwt, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $53,232.

On February 5, 2023, Navios Partners took delivery of the Navios Meridian, a 2023-built Kamsarmax vessel of 82,010 dwt, from an unrelated third party, for an acquisition cost of $35,605 (including $1,305 capitalized expenses).

2022

On December 14, 2022, Navios Partners took delivery of the Navios Alegria, a 2016-built Kamsarmax vessel of 84,852 dwt, from an unrelated third party, for an acquisition cost of $27,493 (including $243 capitalized expenses).

On November 17, 2022, Navios Partners took delivery of the Navios Azalea, a 2022-built Capesize vessel of 182,064 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $44,753, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On September 21, 2022, Navios Partners took delivery of the Navios Armonia, a 2022-built Capesize vessel of 182,079 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $44,254, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On September 13, 2022, Navios Partners took delivery of the Navios Astra, a 2022-built Capesize vessel of 182,393 dwt, from an unrelated third party, by entering into a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $55,804, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On July 27, 2022, Navios Partners took delivery of the Navios Primavera, a 2022-built Kamsarmax vessel of 82,003 dwt, from an unrelated third party, for an acquisition cost of $32,566 (including $986 capitalized expenses).

As of December 31, 2022, the Company’s capitalized expenses and deposits for the option to acquire vessels amounted to $16,745 that related to the acquisition of the Navios Armonia, the Navios Astra, the Navios Primavera and the Navios Azalea.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, on July 29, 2022, the Company took delivery of ten vessels accounted for as finance leases for an acquisition cost of $389,436 and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased with the allocated excess value and adjusted for the carrying amount of the straight-line effect of the liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. On September 8, 2022, the Company took delivery of 20 vessels held and used, accounted for as owned, for an acquisition cost of $588,939 (see Note 2(l) – Summary of significant accounting policies).

2021

Upon acquisition of the majority of outstanding stock of Navios Acquisition and the completion of the NMCI Merger, the fleets of Navios Acquisition and Navios Containers were included in Navios Partners’ owned fleet (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

On July 9, 2021, Navios Partners acquired the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $30,003 (including $3 capitalized expenses) (see Note 17 – Transactions with related parties and affiliates).

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000 (see Note 17 – Transactions with related parties and affiliates).

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $28,567 (including $67 capitalized expenses) (see Note 17 – Transactions with related parties and affiliates).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500 (see Note 17 – Transactions with related parties and affiliates).

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012 built Kamsarmax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Kamsarmax vessel of 81,472 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766) (see Note 17 – Transactions with related parties and affiliates).

The acquisition of the individual vessels from Navios Holdings (except for the Navios Koyo) and Navios Acquisition was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels. Management accounted for each acquisition as an asset acquisition under ASC 805.

Sale of Vessels

2023

During the year ended December 31, 2023, Navios Partners sold 15 vessels to various unrelated third parties for an aggregate net sales price of $259,004. Following the sale of such vessels during the year ended December 31, 2023, the aggregate amount of $53,032 (including the aggregate remaining carrying balance of dry-dock and special survey cost of $12,033) is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

2022

During the year ended December 31, 2022, Navios Partners sold six vessels (excluding one vessel classified as held for sale, see Note 2(k) – Summary of significant accounting policies) to various unrelated third parties for an aggregate net sales price of $270,511. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry-dock and special survey cost of $7,653, amounted to $113,246 as of the date of the sales.

Vessels “agreed to be sold”

2022

On January 5, 2023, Navios Partners agreed to sell the Navios Prosperity I, a 2007-built Panamax vessel of 75,527 dwt, to an unrelated third party, for a sales price of $13,750. The sale was completed on February 7, 2023.

On December 30, 2022, Navios Partners agreed to sell the Navios Amaryllis, a 2008-built Ultra-Handymax vessel of 58,735 dwt, to an unrelated third party, for a sales price of $15,100. The sale was completed on January 26, 2023.

On December 19, 2022, Navios Partners agreed to sell the Jupiter N, a 2011-built Post-Panamax vessel of 93,062 dwt, to an unrelated third party, for a sales price of $16,425. The sale was completed on February 3, 2023.

On December 5, 2022, Navios Partners agreed to sell the Nave Polaris, a 2011-built Chemical Tanker vessel of 25,145 dwt, to an unrelated third party, for a sales price of $14,650. The sale was completed on January 24, 2023.

On December 5, 2022, Navios Partners agreed to sell the Nave Cosmos, a 2010-built Chemical Tanker vessel of 25,130 dwt, to an unrelated third party, for a sales price of $13,600. The sale was completed on January 9, 2023.

On December 1, 2022, Navios Partners agreed to sell the Star N, a 2009-built MR1 Product Tanker vessel of 37,836 dwt, to an unrelated third party, for a sales price of $18,100. The sale was completed on January 26, 2023.

On November 30, 2022, Navios Partners agreed to sell the Nave Dorado, a 2005-built MR2 Product Tanker vessel of 47,999 dwt, to an unrelated third party, for a sales price of $15,625. The sale was completed on January 17, 2023.

Following the sale of the vessels and the sales agreed to during the year ended December 31, 2022 analyzed above, the aggregate amount of $149,352, including an impairment loss of $7,913 in connection with the committed sales of the Nave Cosmos, the Nave Polaris, the Jupiter N and the Navios Prosperity I, was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

2021

During the year ended December 31, 2021, Navios Partners sold eight vessels to various unrelated third parties for an aggregate net sales price of $121,080. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry-dock and special survey cost of $806, amounted to $87,455 as of the date of the sales. Following the sale of such vessels during the year ended December 31, 2021, the aggregate net amount of $33,625, was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

Vessels impairment loss

2023

As of December 31, 2023, the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners’ long-lived assets might exist and a recoverability test of certain of long-lived assets was performed. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As of December 31, 2023, the Company’s recoverability test concluded that no impairment loss was identified and recognized, as the undiscounted projected net operating cash flows of each asset group exceeded the carrying value.

2022

As of December 31, 2022, the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners' long-lived assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As a result, a recoverability test of certain of long-lived assets was performed. During the year ended December 31, 2022, an impairment loss of $7,913, which was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations, was recognized in connection with the committed sales of the Nave Cosmos in January 2023, the Nave Polaris in January 2023, the Jupiter N in February 2023 and the Navios Prosperity I in February 2023, as the carrying amount of each asset group was not recoverable and exceeded its fair value less costs to sell, as described above. Each vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2022.

2021

As of December 31, 2021, events and circumstances did not trigger the existence of potential impairment of the vessels, mainly due to the market improvement. As a result, there was no impairment charge for the year ended December 31, 2021.